Corporate Expenses - Schedule of Corporate Expenses (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023
Schedule of Corporate Expenses [Abstract]
Accounting expense	$ 104,235	$ 46,255	$ 90,147		$ 157,563
Professional fees	11,226	33,039	45,370		99,829
Management fees		19,125	9,125	[1]	171,530	[1]
Audit fees (non-IPO related)	19,321		77,999
Total corporate expenses	$ 456,743	$ 98,419	$ 222,641		$ 428,922

[1]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.